Offerings	Oct. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	14,285,714
Proposed Maximum Offering Price per Unit	3.50
Maximum Aggregate Offering Price	$ 49,999,999.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's Registration Statement on Form S-3 (Registration No. 333-298084) (the "Registration Statement"). The amount registered includes 6,500,000 shares of common stock issuable upon the exercise of the pre-funded warrants to purchase common stock. The maximum offering price per unit for the shares of common stock issuable upon the exercise of the pre-funded warrants includes the sum of the offering price of the pre-funded warrants of $3.49999 per pre-funded warrant and the exercise price of $0.00001 per share of common stock underlying the pre-funded warrants. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Pre-Funded Warrants to Purchase Common Stock, par value $0.00001 per share
Amount Registered | shares	6,500,000
Proposed Maximum Offering Price per Unit	3.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 under the Securities Act, the pre-funded warrants to purchase common stock being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share splits, share dividends or similar transactions. The registration fee for the pre-funded warrants is being allocated to the shares of common stock issuable upon exercise of the pre-funded warrants in accordance with Rule 457(g) under the Securities Act.